CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Revenues	$ 7,711	¥ 52,513	¥ 92,440	¥ 12,927
Operating expenses
General and administrative	8,527	58,069	27,229	32,147
Interest expense	(851)	(5,796)	(4,677)	(22,781)
Loss before income taxes	(15,039)	(102,417)	(65,143)	(152,790)
Income tax (expense) benefits
Income tax benefits	62	425	510
Net loss	(15,101)	(102,842)	(65,653)	(152,790)
Other comprehensive loss
Foreign currency translation difference	201	1,371	(1,640)	(3,315)
Total comprehensive loss	(12,318)	(83,890)	(63,760)	(156,978)
Parent Company [Member]
Operating expenses
General and administrative	(2,181)	(14,852)	(12,597)	(5,147)
Operating Income (Loss)	(2,181)	(14,852)	(12,597)	(5,147)
Equity method loss	(10,339)	(70,407)	(49,163)	(148,514)
Interest expense		(2)		(2)
Loss before income taxes	(12,520)	(85,261)	(62,120)	(153,663)
Income tax (expense) benefits
Net loss	(12,520)	(85,261)	(62,120)	(153,663)
Other comprehensive loss
Foreign currency translation difference	201	1,371	(1,640)	(3,315)
Total comprehensive loss	$ (12,319)	¥ (83,890)	¥ (63,760)	¥ (156,978)